RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Directors' fees	$ 277	$ 143
Salaries and consultants' fees	1,188	1,208
Severance payments	0	410
Share-based payments (non-cash)	1,601	2,991
Total	$ 3,066	$ 4,752